Document and Entity Information shares in Thousands	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Entity Registrant Name	Largo Inc.
Entity Central Index Key	0001400438
Current Fiscal Year End Date	--12-31
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Entity Common Stock, Shares Outstanding	64,004,956
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity File Number	001-40333
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	55 University Avenue
Entity Address, Address Line Two	Suite 1105
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 2H7
City Area Code	416
Local Phone Number	861-9797
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Trading Symbol	LGO
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Auditor Firm ID	85
Auditor Location	Toronto, Ontario, Canada
Auditor Name	KPMG LLP
PricewaterhouseCoopers LLP [Member]
Entity Addresses [Line Items]
Auditor Firm ID	271
Auditor Location	Toronto, Ontario, Canada
Auditor Name	PricewaterhouseCoopers LLP
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 1000
Entity Address, City or Town	N.W.
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3111
Contact Personnel Name	C T Corporation System